Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership's revenue for the year ended December 31, 2019, 2018 and 2017, by contract type and by segment.

	Year Ended December 31, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	530,434	2,860	6,742	540,036
Voyage charters	—	36,351	—	36,351
Bareboat charters	18,387	—	—	18,387
Management fees and other income	6,482	—	—	6,482
	555,303	39,211	6,742	601,256

	Year Ended December 31, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	420,262	—	17,405	437,667
Voyage charters	—	23,922	14,591	38,513
Bareboat charters	23,820	—	—	23,820
Management fees and other income	10,435	—	327	10,762
	454,517	23,922	32,323	510,762

	Year Ended December 31, 2017
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	332,751	—	39,171	371,922
Voyage charters	—	2,285	6,709	8,994
Bareboat charters	22,574	17,484	—	40,058
Management fees and other income	10,589	—	1,113	11,702
	365,914	19,769	46,993	432,676
The following table contains the Partnership’s total revenue for the years ended December 31, 2019, 2018 and 2017, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Lease revenue
Lease revenue from lease payments of operating leases	516,772	440,963	351,119
Interest income on lease receivables	51,676	41,963	49,275
Variable lease payments – cost reimbursements(1)	4,635	—	—
Variable lease payments – other(2)	—	(1,480)	(648)
	573,083	481,446	399,746
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	21,691	18,554	21,228
Management fees and other income	6,482	10,762	11,702
	28,173	29,316	32,930
Total	601,256	510,762	432,676

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.

(2)
Payments to charterer from time-charter contracts based on the base daily hire amount being in excess of spot market rates.

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing and sales-type leases:

	December 31, 2019 $	December 31, 2018 $
Total lease payments to be received	1,115,968	897,130
Estimated unguaranteed residual value of leased properties	284,277	291,098
Initial direct costs	296	329
Less unearned revenue	(581,732)	(613,394)
Total net investments in direct financing and sales-type leases	818,809	575,163
Less current portion	(273,986)	(12,635)
Net investments in direct financing and sales-type leases	544,823	562,528